SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Short Term Investments

Short-term investments consisted of the following as of December 31, 2011 and 2012:

As of December 31, 2011	Carrying Value	Unrealized gains/(losses)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities
—Fixed rate time deposits	894,540	—	894,540

As of December 31, 2012	Carrying Value	Unrealized gains/(losses)	Estimated Fair Value	Estimated Fair Value
	RMB	RMB	RMB	US$
Held-to-maturity securities
—Fixed rate time deposits	222,701	—	222,701	35,746